United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-3181

                      (Investment Company Act File Number)


                      Federated Short-Term Municipal Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 6/30/06


               Date of Reporting Period: Quarter ended 3/31/06
                                         ---------------------







Item 1.     Schedule of Investments




FEDERATED SHORT-TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

       Principal
        Amount                                                                          Value

                             MUNICIPAL BONDS--78.6%
                           Alabama--1.7%
  $     650,000            Health Care Authority for Baptist Health, AL,
                           Revenue Bonds (Series 2006D), 5.00%, 11/15/2010     $       670,345
        500,000            Health Care Authority for Baptist Health, AL,
                           Revenue Bonds (Series 2006D), 5.00%, 11/15/2011             516,410
        550,000            Health Care Authority for Baptist Health, AL,
                           Revenue Bonds (Series 2006D), 5.00%, 11/15/2012             570,157
       1,275,000           Lauderdale County & Florence, AL Health Care
                           Authority, Revenue Bonds (Series 2000A), 5.50%
                           (Coffee Health Group)/(MBIA Insurance Corp. INS),
                           7/1/2006                                                   1,280,916
       1,000,000           Mobile, AL IDB, PCR Refunding Bonds (Series
                           1994A), 4.65% (International Paper Co.), 12/1/2011         1,008,120
                               TOTAL                                                  4,045,948
                           Alaska--1.2%
       3,000,000           Alaska State Housing Finance Corp., State Capital
                           Project Revenue Bonds (Series 2001A), 5.00% (MBIA
                           Insurance Corp. INS), 12/1/2006                            3,027,810
                           Arizona--1.0%
        960,000            Arizona Health Facilities Authority, Revenue Bonds
                           (Series 2004), 4.00% (Blood Systems, Inc.),
                           4/1/2009                                                    957,312
        600,000            University Medical Center Corp, AZ, Hospital
                           Revenue Bonds, 5.00% (University of Arizona
                           Medical Center), 7/1/2009                                   615,870
       1,000,000   (1)     Yavapai, AZ IDA, Solid Waste Disposal Revenue
                           Bonds, 4.45% TOBs (Waste Management, Inc.),
                           Mandatory Tender 3/1/2008                                  1,005,310
                               TOTAL                                                  2,578,492
                           Arkansas--1.0%
        850,000            Arkansas Development Finance Authority, Exempt
                           Facilities Revenue Bonds, 3.65% TOBs (Waste
                           Management, Inc.), Mandatory Tender 8/1/2006                848,929
       1,595,000           Pulaski County, AR, Hospital Refunding Revenue
                           Bonds (Series 2002B), 4.75% (Arkansas Children's
                           Hospital), 3/1/2008                                        1,622,849
                               TOTAL                                                  2,471,778
                           California--2.2%
       1,000,000           California Statewide Communities Development
                           Authority, Revenue Bonds (Series 2002D), 4.35%
                           TOBs (Kaiser Permanente), Mandatory Tender 3/1/2007        1,005,540
        735,000            California Statewide Communities Development
                           Authority, Revenue Bonds (Series 2005F), 5.00%
                           (Daughters of Charity Health System), 7/1/2009              755,793
       1,000,000           Los Angeles, CA Unified School District, UT GO
                           Bonds (Election of 2005-Series C), 5.00% (AMBAC
                           INS), 7/1/2010                                             1,055,470
       2,500,000           Los Angeles, CA Unified School District, UT GO
                           Bonds (Election of 2005-Series C), 5.00% (AMBAC
                           INS), 7/1/2011                                             2,659,775
                               TOTAL                                                  5,476,578
                           Colorado--4.4%
       1,835,000           Adonea, CO Metropolitan District No. 2, Revenue
                           Bonds (Series 2005B), 4.375% (Compass Bank,
                           Birmingham LOC)/(Original Issue Yield: 4.50%),
                           12/1/2015                                                  1,790,795
        130,000            Beacon Point, CO Metropolitan District, Revenue
                           Bonds (Series 2005B), 4.375% (Compass Bank,
                           Birmingham LOC)/(Original Issue Yield: 4.50%),
                           12/1/2015                                                   128,010
       1,770,000           Colorado Health Facilities Authority, Health
                           Facilities Revenue Bonds (Series 2004A), 5.00%
                           (Evangelical Lutheran Good Samaritan Society),
                           6/1/2010                                                   1,824,746
        500,000            Colorado Health Facilities Authority, Revenue
                           Bonds (Series 2005), 5.00% (Covenant Retirement
                           Communities, Inc.), 12/1/2010                               512,545
       2,135,000           Colorado Health Facilities Authority, Revenue
                           Bonds (Series 2005), 5.00% (Covenant Retirement
                           Communities, Inc.), 12/1/2012                              2,193,542
       3,810,000           Countrydale, CO Metropolitan District, LT GO
                           Refunding Bonds, 3.50% TOBs (Compass Bank,
                           Birmingham LOC), Mandatory Tender 12/1/2007                3,772,891
        420,000            High Plains, CO Metropolitan District, Revenue
                           Bonds (Series 2005B), 4.375% (Compass Bank,
                           Birmingham LOC)/(Original Issue Yield: 4.50%),
                           12/1/2015                                                   413,570
                               TOTAL                                                 10,636,099
                                Connecticut--0.6%
       1,500,000           Connecticut Development Authority, Refunding PCR
                           Bonds, 3.00% TOBs (United Illuminating Co.),
                           Mandatory Tender 2/1/2009                                  1,448,370
                           Delaware--0.3%
        635,000            Delaware Health Facilities Authority, Revenue
                           Bonds (Series 2005A), 5.00% (Beebe Medical
                           Center), 6/1/2010                                           656,850
                           District Of Columbia--0.4%
        970,000            District of Columbia, Revenue Bonds (Series 1999),
                           3.60% TOBs (819 7th Street LLC Issue)/(Branch
                           Banking & Trust Co., Winston-Salem LOC), Mandatory
                           Tender 10/1/2009                                            939,426
                           Florida--4.1%
        355,000            Florida Housing Finance Corp., Homeowner Mortgage
                           Revenue Bonds, (Series 2), 4.75% (MBIA Insurance
                           Corp. INS), 7/1/2019                                        355,295
       2,000,000   (1)     Florida State Department of Corrections, Custodial
                           Receipts, 3.00%, 9/10/2009                                 1,961,340
       1,000,000           Highlands County, FL Health Facilities Authority,
                           Refunding Revenue Bonds (Series 2005A), 5.00%
                           (Adventist Health System/ Sunbelt Obligated
                           Group), 11/15/2008                                         1,026,900
       1,000,000           Highlands County, FL Health Facilities Authority,
                           Refunding Revenue Bonds (Series 2005B), 5.00%
                           (Adventist Health System/ Sunbelt Obligated
                           Group), 11/15/2010                                         1,039,810
       2,000,000           Highlands County, FL Health Facilities Authority,
                           Revenue Bonds, 5.00% TOBs (Adventist Health
                           System/ Sunbelt Obligated Group), Mandatory Tender
                           11/16/2009                                                 2,054,680
       1,885,000           Miami-Dade County, FL School District, COP (Series
                           A), 5.25% (FSA INS), 10/1/2006                             1,900,740
       1,000,000           Volusia County, FL Education Facility Authority,
                           Educational Facilities Refunding Revenue Bonds
                           (Series 2005), 5.00% (Embry-Riddle Aeronautical
                           University, Inc.)/(Radian Asset Assurance INS),
                           10/15/2009                                                 1,036,590
        640,000            Volusia County, FL Education Facility Authority,
                           Educational Facilities Refunding Revenue Bonds
                           (Series 2005), 5.00% (Embry-Riddle Aeronautical
                           University, Inc.)/(Radian Asset Assurance INS),
                           10/15/2011                                                  670,144
                               TOTAL                                                 10,045,499
                           Georgia--2.3%
        935,000            Coffee County, GA Hospital Authority, Refunding
                           Revenue Bonds, 5.00% (Coffee Regional Medical
                           Center, Inc.), 12/1/2009                                    954,476
       1,505,000           Decatur County-Bainbridge, GA IDA, Revenue Bonds,
                           4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle
                           Bank, N.A. LOC), Mandatory Tender 6/1/2006                 1,504,157
       2,885,000           Municipal Electric Authority of Georgia, Revenue
                           Bonds (Series 2002A), 5.00% (MBIA Insurance Corp.
                           INS), 11/1/2008                                            2,979,888
        115,000            Municipal Electric Authority of Georgia, Revenue
                           Bonds (Series 2002A), 5.00% (United States
                           Treasury COL), 11/1/2008                                    118,877
                               TOTAL                                                  5,557,398
                           Hawaii--0.4%
       1,000,000           Hawaii State, GO UT (Series CB) Refunding Bonds,
                           5.75% (Original Issue Yield: 5.90%), 1/1/2007              1,016,000
                           Illinois--1.7%
       1,000,000           Chicago, IL O'Hare International Airport, Revenue
                           Bonds (Series A), 5.375% (AMBAC INS)/(Original
                           Issue Yield: 5.50%), 1/1/2007                              1,013,480
        65,000             Chicago, IL Transit Authority, Capital Grant
                           Receipts Revenue Bonds (Series B), 5.00% (AMBAC
                           INS), 6/1/2007                                              65,071
       3,050,000           Will & Kendall Counties, IL Community Consolidated
                           School District No. 202, UT GO Bonds, 5.50% (FSA
                           INS), 12/30/2007                                           3,147,264
                               TOTAL                                                  4,225,815
                           Indiana--1.2%
        860,000            Indiana Health & Educational Facility Financing
                           Authority, Revenue Bonds (Series 2005), 5.00%
                           (Baptist Homes of Indiana), 11/15/2010                      885,826
       1,000,000           Indiana Health Facility Financing Authority,
                           Revenue Bonds (Series 2002G), 5.50% (Ascension
                           Health Credit Group), 11/15/2007                           1,027,490
        145,000            Indiana State HFA, SFM Revenue Bonds, (Series
                           C-3), 4.75%, 1/1/2029                                       145,106
       1,000,000           Lawrenceburg, IN PCR Board, PCR Revenue Bonds
                           (Series F), 2.625% TOBs (Indiana Michigan Power
                           Co.), Mandatory Tender 10/1/2006                            992,890
                               TOTAL                                                  3,051,312
                           Kansas--2.2%
       1,650,000           Burlington, KS, Environmental Improvement
                           Refunding Revenue Bonds (Series 1998A), 4.75% TOBs
                           (Kansas City Power And Light Co.), Mandatory
                           Tender 10/1/2007                                           1,664,883
       2,000,000           Burlington, KS, Refunding Revenue Bonds (Series
                           1998B), 4.75% TOBs (Kansas City Power And Light
                           Co.), Mandatory Tender 10/1/2007                           2,018,040
        40,000             Sedgwick & Shawnee Counties, KS, SFM Revenue
                           Bonds, Mortgage-Backed Securities Program, (Series
                           1998 A-1), 5.00% (GNMA Collateralized Home
                           Mortgage Program COL), 6/1/2013                             40,038
       1,700,000           Spring Hill, KS, UT GO Temporary Notes (Series
                           2005A), 4.25%, 11/1/2009                                   1,702,142
                               TOTAL                                                  5,425,103
                           Louisiana--2.2%
       1,000,000           Calcasieu Parish, LA, IDB, PCR Refunding Bonds,
                           (Series 2001), 4.80% (Occidental Petroleum Corp.),
                           12/1/2006                                                  1,004,050
       1,750,000           Louisiana Public Facilities Authority, Revenue
                           Bonds (Series 2002), 5.00% (Ochsner Clinic
                           Foundation)/(MBIA Insurance Corp. INS), 5/15/2008          1,780,380
       2,000,000           Louisiana State Offshore Terminal Authority, Deep
                           Water Port Refunding Revenue Bonds (Series 2003D),
                           4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008           1,981,200
        500,000            Louisiana State Offshore Terminal Authority,
                           Refunding Revenue Bonds, 3.65% TOBs (Loop LLC),
                           Mandatory Tender 4/1/2008                                   492,850
                               TOTAL                                                  5,258,480
                               Massachusetts--0.6%
       1,500,000           Commonwealth of Massachusetts, Construction Loan
                           LT GO Bonds (Series 2001C), 5.00%, 12/1/2010               1,578,330
                           Michigan--3.5%
        500,000            Kent Hospital Finance Authority, MI, Revenue Bonds
                           (Series 2005A), 5.00% (Metropolitan Hospital ),
                           7/1/2009                                                    509,565
       1,000,000           Michigan Municipal Bond Authority, Refunding
                           Revenue Bonds (Series 2002), 5.25% (Clean Water
                           Revolving Fund), 10/1/2008                                 1,038,630
       2,500,000           Michigan Municipal Bond Authority, Revenue Bonds,
                           5.25% (Clean Water Revolving Fund)/(United States
                           Treasury COL), 10/1/2007                                   2,561,175
       1,500,000           Michigan State HFA, Hospital Refunding Revenue
                           Bonds (Series 2003A), 5.00% (Henry Ford Health
                           System, MI), 3/1/2007                                      1,515,840
       1,500,000           Michigan State Strategic Fund, LT Obligation
                           Revenue Bonds, 5.20% (Waste Management, Inc.),
                           4/1/2010                                                   1,548,570
       1,510,000           Michigan State Strategic Fund, Revenue Bonds
                           (Series 2004), 2.00% (NSF International), 8/1/2006         1,500,578
                               TOTAL                                                  8,674,358
                           Minnesota--0.7%
        440,000            Duluth, MN EDA, Health Care Facilities Revenue
                           Bonds (Series 2004), 4.50% (Benedictine Health
                           System-St. Mary's Duluth Clinic Health System
                           Obligated Group), 2/15/2007                                 442,451
       1,000,000           Minnesota Municipal Power Agency, Electric Revenue
                           Bonds (Series 2005), 4.50%, 10/1/2010                      1,022,060
        225,000            St. Paul, MN Housing & Redevelopment Authority,
                           Health Care Revenue Bonds (Series 2005), 5.00%
                           (Gillette Children's Specialty Healthcare),
                           2/1/2012                                                    230,551
                               TOTAL                                                  1,695,062
                                Mississippi--0.6%
       1,385,000           Mississippi Development Bank, Special Obligation
                           Highway Construction Revenue Bonds, 5.00%
                           (Harrison County, MS Highway)/(FGIC INS), 1/1/2009         1,430,857
                           Missouri--1.7%
        895,000            Cape Girardeau County, MO IDA, Health Care
                           Facilities Revenue Bonds, (Series A), 4.50% (St.
                           Francis Medical Center, MO), 6/1/2006                       896,128
       1,120,000   (1)     Missouri State HEFA, (Series 2005E), 4.75% RANs
                           (Rockhurst University), 4/25/2006                          1,119,922
       2,000,000           Missouri State HEFA, Revenue Bonds (Series 2002A),
                           5.00% (SSM Health Care Credit Group), 6/1/2007             2,029,320
                               TOTAL                                                  4,045,370
                           New Jersey--3.7%
       1,500,000           Bayonne, NJ Parking Authority, Parking Project
                           Note (Series 2005), 5.00% (Bayonne, NJ GTD),
                           3/15/2007                                                  1,503,060
       1,400,000           Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006        1,403,360
        750,000            Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006             751,275
       2,500,000           Bayonne, NJ, 4.50% BANs, 6/29/2006                         2,500,850
       1,000,000           Bayonne, NJ, 5.00% BANs, 10/27/2006                        1,003,230
        600,000            Bayonne, NJ, 5.00% BANs, 10/27/2006                         601,770
        680,000            New Jersey EDA, Revenue Refunding Bonds (Series
                           A), 3.70% (Winchester Gardens at Ward
                           Homestead)/(Original Issue Yield: 3.80%), 11/1/2008         664,992
        600,000            New Jersey EDA, School Facilities Construction
                           Revenue Bonds (Series 2004I), 5.00% (New Jersey
                           State), 9/1/2009                                            624,270
                               TOTAL                                                  9,052,807
                           New Mexico--2.4%
       1,000,000           Farmington, NM, PCR Bonds (Series 2003B), 2.10%
                           TOBs (Public Service Co., NM), Mandatory Tender
                           4/1/2006                                                   1,000,000
       1,450,000           Farmington, NM, Refunding Revenue Bonds (Series
                           2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC
                           INS) 8/1/2012                                              1,433,557
       1,030,000           New Mexico State Hospital Equipment Loan Council,
                           Hospital Revenue Bonds (Series 2003), 4.00% (St.
                           Vincent Hospital)/(Radian Asset Assurance INS),
                           7/1/2007                                                   1,033,193
       1,335,000           Sandoval County, NM, Incentive Payment Refunding
                           Revenue Bonds (Series 2005), 4.00% (Intel Corp.),
                           6/1/2015                                                   1,302,186
       1,000,000           Santa Fe, NM Community College District, (GO UT),
                           5.45% (Original Issue Yield: 5.55%), 8/1/2010              1,016,400
                               TOTAL                                                  5,785,336
                           New York--5.8%
       1,110,000           Dutchess County, NY IDA, Revenue Bonds, 4.00%
                           (Marist College), 7/1/2009                                 1,101,264
       1,250,000           Metropolitan Transportation Authority, NY,
                           Dedicated Tax Fund Revenue Bonds (Series 2002A),
                           5.25% (FSA INS), 11/15/2008                                1,299,937
       3,000,000           New York City, NY, UT GO Bonds (Fiscal 2006 Series
                           A), 5.00%, 8/1/2011                                        3,152,490
       2,000,000           New York City, NY, UT GO Bonds (Series 2002F),
                           5.25%, 8/1/2009                                            2,092,240
       1,000,000           New York City, NY, UT GO Bonds (Series D), 5.00%,
                           8/1/2006                                                   1,005,020
       1,000,000           New York City, NY, UT GO Bonds (Series E), 5.00%,
                           8/1/2007                                                   1,018,240
       1,300,000           New York State Dormitory Authority, Revenue Bonds,
                           5.00% (Columbia University), 7/1/2011                      1,381,172
       2,000,000           Spencer-Van Etten, NY CSD, 4.25% BANs, 6/15/2006           2,002,520
       1,250,000           TSASC, Inc. NY, Tobacco Settlement Asset-Backed
                           Bonds (Series 2006-1), 4.75% (Original Issue
                           Yield: 4.83%), 6/1/2022                                    1,238,787
                               TOTAL                                                 14,291,670
                              North Carolina--0.4%
       1,000,000           North Carolina State, GO UT Bonds, 5.00% (U.S.
                           Treasury PRF 5/1/2007 @ 102), 5/1/2011                     1,034,530
                           Ohio--4.5%
       3,480,000           Hicksville, OH Village School District, 4.50%
                           BANs, 7/18/2006                                            3,484,524
       1,250,000           Lucas County, OH, Adjustable Rate Demand Health
                           Care Facilities Revenue Bonds (Series 2002), 3.25%
                           TOBs (Franciscan Care Center)/(Bank One, Columbus
                           N.A. LOC), Optional Tender 3/1/2008                        1,237,037
       2,750,000           Mahoning County, OH Hospital Facilities,
                           Adjustable Rate Demand Health Care Facilities
                           Revenue Refunding Bonds (Series 2002), 3.71% TOBs
                           (Copeland Oaks Project)/(Sky Bank LOC), Mandatory
                           Tender 4/1/2008                                            2,715,845
        70,000             Ohio HFA, Residential Mortgage Revenue Bonds
                           (Series 1997D-1), 4.85% (GNMA Collateralized Home
                           Mortgage Program COL), 3/1/2015                             70,129
        675,000            Ohio State Air Quality Development Authority, PCR
                           Revenue Bonds, 4.25% TOBs (Pennsylvania Power
                           Co.), Optional Tender 7/1/2006                              674,467
       1,750,000           Ohio Water Development Authority, Refunding PCR
                           Bonds (Series 1999-A), 3.35% TOBs (Ohio Edison
                           Co.), Mandatory Tender 6/1/2006                            1,748,915
       1,000,000           University of Cincinnati, OH, General Receipts
                           Revenue Bonds (Series A), 5.50% (FGIC INS),
                           6/1/2006                                                   1,003,250
                               TOTAL                                                 10,934,167
                           Oklahoma--1.1%
        915,000            Oklahoma Development Finance Authority, Hospital
                           Revenue Refunding Bonds (Series 2004), 5.00%
                           (Unity Health Center), 10/1/2008                            933,117
        960,000            Oklahoma Development Finance Authority, Hospital
                           Revenue Refunding Bonds (Series 2004), 5.00%
                           (Unity Health Center), 10/1/2009                            984,442
        720,000            Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2),
                           6.25% (GNMA Collateralized Home Mortgage Program
                           COL), 9/1/2029                                              725,407
                               TOTAL                                                  2,642,966
                           Oregon--1.1%
       1,000,000           Clackamas County, OR Hospital Facilities
                           Authority, Revenue Refunding Bonds (Series 2001),
                           5.00% (Legacy Health System), 5/1/2006                     1,001,150
       1,000,000   (1)     Gilliam County, OR Solid Waste Disposal, Solid
                           Waste Disposal Revenue Bonds, 3.625% TOBs (Waste
                           Management, Inc.), Mandatory Tender 5/1/2006                999,640
        750,000            Port of Portland, OR, 4.65% TOBs (Union Pacific
                           Railroad Co.)/(Union Pacific Corp. GTD), Optional
                           Tender 12/1/2006                                            751,567
                               TOTAL                                                  2,752,357
                               Pennsylvania--3.5%
       1,000,000           Commonwealth of Pennsylvania, Refunding UT GO
                           Bonds, 5.125% (AMBAC INS)/(Original Issue Yield:
                           5.35%), 9/15/2011                                          1,027,440
       1,000,000           Erie, PA Higher Education Building Authority,
                           (Series F), 2.25% TOBs (Gannon University)/(PNC
                           Bank, N.A. LOC), Mandatory Tender 1/15/2007                 984,430
        815,000            Erie, PA Higher Education Building Authority,
                           College Revenue Refunding Bonds (Series 2004A),
                           3.20% (Mercyhurst College)/(Original Issue Yield:
                           3.22%), 3/15/2008                                           800,615
        865,000            Erie, PA Higher Education Building Authority,
                           College Revenue Refunding Bonds (Series 2004A),
                           3.70% (Mercyhurst College)/(Original Issue Yield:
                           3.79%), 3/15/2010                                           846,229
        160,000            Erie, PA Higher Education Building Authority,
                           College Revenue Refunding Bonds (Series 2004B),
                           3.20% (Mercyhurst College)/(Original Issue Yield:
                           3.22%), 3/15/2008                                           157,176
        220,000            Erie, PA Higher Education Building Authority,
                           College Revenue Refunding Bonds (Series 2004B),
                           3.70% (Mercyhurst College)/(Original Issue Yield:
                           3.79%), 3/15/2010                                           215,226
       1,115,000           Lebanon County, PA Health Facilities Authority,
                           Hospital Revenue Bonds, 4.00% (Good Samaritan
                           Hospital), 11/15/2009                                      1,104,764
         5,000             Pennsylvania EDFA, Resource Recovery Refunding
                           Revenue Bonds (Series B), 6.75% (Northampton
                           Generating)/(Escrowed In Treasuries COL), 1/1/2007           5,032
        200,000            Pennsylvania State Higher Education Facilities
                           Authority, Revenue Bonds (Series 2001A), 5.75%
                           (UPMC Health System), 1/15/2007                             203,000
       1,000,000           Pennsylvania State Higher Education Facilities
                           Authority, Revenue Bonds (Series 2001A), 5.75%
                           (UPMC Health System), 1/15/2008                            1,031,900
        820,000            Pennsylvania State Higher Education Facilities
                           Authority, Revenue Bonds (Series 2004A), 5.00%
                           (Philadelphia University), 6/1/2011                         840,180
       1,250,000           Pennsylvania State Turnpike Commission, Turnpike
                           Refunding Revenue Bonds (Series 2001S), 5.50%
                           (FGIC INS), 6/1/2006                                       1,254,150
                               TOTAL                                                  8,470,142
                               Rhode Island--1.2%
        650,000            Rhode Island State Health and Educational Building
                           Corp., Hospital Financing Revenue Bonds (Series
                           2002), 5.25% (Lifespan Obligated Group), 8/15/2006          653,347
        700,000            Rhode Island State Health and Educational Building
                           Corp., Hospital Financing Revenue Bonds (Series
                           2002), 5.50% (Lifespan Obligated Group), 8/15/2007          713,692
       1,600,000           Rhode Island State Health and Educational Building
                           Corp., Hospital Financing Revenue Refunding Bonds
                           (Series 2006A), 5.00% (Lifespan Obligated Group),
                           5/15/2011                                                  1,662,480
                               TOTAL                                                  3,029,519
                              South Carolina--1.6%
       1,000,000           Charleston County, SC, Hospital Revenue Bonds
                           (Series 2004A), 5.00% (CareAlliance Health
                           Services d/b/a Roper St. Francis Healthcare),
                           8/15/2007                                                  1,014,420
        780,000            Lexington County, SC Health Services District,
                           Inc., Hospital Revenue Bonds (Series 2004), 6.00%
                           (Lexington Medical Center), 5/1/2008                        811,333
       2,000,000           Richland County, SC, Environmental Improvement
                           Revenue Refunding Bonds (Series 2002A), 4.25%
                           (International Paper Co.), 10/1/2007                       2,004,760
                               TOTAL                                                  3,830,513
                               South Dakota--0.4%
        890,000            South Dakota State Health & Educational Authority,
                           Revenue Bonds, 5.25% (Westhills Village Retirement
                           Community), 9/1/2009                                        914,662
                           Tennessee--2.4%
       1,000,000           Carter County, TN IDB, (Series 1983), 4.15%
                           (Temple-Inland, Inc.), 10/1/2007                           1,000,500
       2,085,000           Metropolitan Government Nashville & Davidson
                           County, TN HEFA, Refunding Revenue Bonds (Series
                           B), 4.50% (Vanderbilt University), 10/1/2006               2,095,550
       2,000,000           Metropolitan Government Nashville & Davidson
                           County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste
                           Management, Inc.), Mandatory Tender 8/1/2007               1,990,580
        740,000            Sullivan County, TN Health Educational & Housing
                           Facilities Board, Hospital Refunding Revenue
                           Bonds, 5.00% (Wellmont Health System), 9/1/2007             746,105
                               TOTAL                                                  5,832,735
                           Texas--10.1%
       5,000,000           Austin, TX Water and Wastewater System, Refunding
                           Revenue Bonds (Series 2002A), 5.25% (AMBAC INS),
                           11/15/2007                                                 5,128,650
       1,000,000           Austin, TX, Hotel Occupancy, 5.625% (AMBAC
                           INS)/(Original Issue Yield: 5.71%), 11/15/2019             1,064,650
       2,885,000           Brazos River Authority, TX, (Series 1995B), 5.05%
                           TOBs (TXU Energy Company LLC), Mandatory Tender
                           6/19/2006                                                  2,892,761
       2,000,000           Gulf Coast, TX Waste Disposal Authority,
                           Environmental Facilities Refunding Revenue Bonds,
                           4.20% (Occidental Petroleum Corp.), 11/1/2006              2,003,140
        945,000            Harris County, TX HFDC, Hospital Revenue Bonds
                           (Series 2004A), 5.00% (Memorial Hermann Healthcare
                           System), 12/1/2007                                          961,027
       1,000,000           Harris County, TX, GO LT Correctional Facility
                           Improvement Bonds, 5.50% (U.S. Treasury PRF
                           10/1/2006 @100)/(Original Issue Yield: 5.55%),
                           10/1/2011                                                  1,009,980
       1,000,000           Johnson County, TX, (GO UT), 5.00% (FSA INS),
                           2/15/2016                                                  1,040,780
        500,000            North Central Texas HFDC, Revenue Bonds, 5.50%
                           (Baylor Health Care System), 5/15/2007                      508,980
       1,000,000           North Texas Tollway Authority, (Series A), 5.10%
                           (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013         1,021,550
        750,000            San Antonio, TX Electric & Gas System, Refunding
                           Revenue Bonds (Series 2002), 5.25%, 2/1/2008                771,150
       1,000,000           Spring Texas Independent School District, 5.25%
                           (PSFG GTD), 2/15/2019                                      1,025,150
       6,000,000           Texas Turnpike Authority, Second Tier BANs (Series
                           2002), 5.00%, 6/1/2008                                     6,166,080
       1,000,000           Trinity River Authority, TX, PCR Refunding Bonds
                           (Series 2001 A), 5.00% TOBs (TXU Energy Company
                           LLC), Mandatory Tender 11/1/2006                           1,004,140
                               TOTAL                                                 24,598,038
                           Virginia--1.3%
       1,000,000           Chesterfield County, VA IDA, PCR Bonds, 4.95%
                           (Virginia Electric & Power Co.), 12/1/2007                 1,002,650
       1,250,000           Hopewell, VA, Public Improvement UT GO Bonds
                           (Series 2004A), 5.00%, 7/15/2009                           1,266,900
       1,000,000           Virginia Peninsula Port Authority, Revenue
                           Refunding Bonds (Series 2003), 3.30% TOBs
                           (Dominion Terminal Associates)/(Dominion
                           Resources, Inc. GTD), Mandatory Tender 10/1/2008            982,690
                               TOTAL                                                  3,252,240
                           Washington--2.1%
       3,600,000           Energy Northwest, WA, Project 1 Electric Revenue
                           Refunding Bonds (Series 2006A), 5.00%, 7/1/2009            3,738,528
       1,310,000           Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA
                           Insurance Corp. INS), 12/15/2007                           1,350,741
                               TOTAL                                                  5,089,269
                           Wisconsin--0.7%
        765,000            Wisconsin State HEFA, Revenue Bonds, (Series
                           2003A), 5.00% (Wheaton Franciscan HealthCare),
                           8/15/2009                                                   788,753
        350,000            Wisconsin State HEFA, Revenue Bonds, (Series
                           2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012            361,589
        425,000            Wisconsin State HEFA, Revenue Bonds, (Series
                           2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013            438,889
                               TOTAL                                                  1,589,231
                           Wyoming--2.3%
       2,150,000           Albany County, WY, PCR Bonds (Series 1985), 4.65%
                           TOBs (Union Pacific Railroad Co.)/(Union Pacific
                           Corp. GTD), Optional Tender 12/1/2006                      2,149,032
       3,500,000           Lincoln County, WY, PCR Refunding Bonds (Series
                           1991), 3.40% TOBs (Pacificorp), Mandatory Tender
                           6/1/2010                                                   3,399,305
                               TOTAL                                                  5,548,337
                               TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                           $193,055,398)                                             191,933,454

                           SHORT-TERM MUNICIPALS--21.8%(2)
                           Alabama--0.6%
       1,500,000           Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs
                           (Alabama Power Co.), 3.180%, 4/3/2006                      1,500,000
                           Alaska--0.5%
        200,000            Valdez, AK Marine Terminal, (Series 2003B) Daily
                           VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),
                           3.190%, 4/3/2006                                            200,000
        900,000            Valdez, AK Marine Terminal, (Series 2003C) Daily
                           VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),
                           3.190%, 4/3/2006                                            900,000
                               TOTAL                                                  1,100,000
                           California--3.1%
       5,000,000           California PCFA, (Series 1986B), 3.380% TOBs
                           (Southern California Edison Co.), Mandatory Tender
                           4/19/2006                                                  5,000,000
       2,600,000           California PCFA, Solid Waste Disposal Revenue
                           Bonds Weekly VRDNs (Republic Services, Inc.),
                           3.400%, 4/6/2006                                           2,600,000
                               TOTAL                                                  7,600,000
                           District Of Columbia--1.2%
       3,000,000           District of Columbia, (Series 2000) Weekly VRDNs
                           (Public Welfare Foundation, Inc.)/
                        ------------------------------------------------------
                           (SunTrust Bank LOC), 3.180%, 4/5/2006                      3,000,000
                           Florida--3.7%
       5,000,000           Dade County, FL IDA, (Series 1993) Daily VRDNs
                           (Florida Power & Light Co.), 3.190%, 4/3/2006              5,000,000
       4,000,000           Orange County, FL, Health Facilities Authority,
                           (Orlando Regional Healthcare System), (Series A),
                           SAVRs, (Radian Asset Assurance INS), 3.30%,
                           4/6/2006                                                   4,000,000
                               TOTAL                                                  9,000,000
                           Georgia--1.6%
       3,885,000           Macon-Bibb County, GA Hospital Authority, (Series
                           2000) Daily VRDNs (Central Georgia Senior Health,
                           Inc.)/(SunTrust Bank LOC), 3.180%, 4/3/2006                3,885,000
                           Louisiana--1.6%
       4,000,000           Louisiana State Offshore Terminal Authority,
                           (Series 2003A) Daily VRDNs (Loop LLC)/
                        ------------------------------------------------------
                           (SunTrust Bank LOC), 3.180%, 4/3/2006                      4,000,000
                               Massachusetts--1.1%
       2,700,000           Commonwealth of Massachusetts, (Series 2000A)
                           Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD)
                           LIQ), 3.180%, 4/3/2006                                     2,700,000
                           New York--1.7%
       4,030,000           New York State Urban Development Corp., (Series
                           2004A-3-C) Weekly VRDNs (New York State Personal
                           Income Tax Revenue Bond Fund)/(CDC IXIS Financial
                                Guaranty NA INS)/
                        ------------------------------------------------------
                           (Dexia Credit Local LIQ), 3.170%, 4/6/2006                 4,030,000
                           Oregon--1.0%
       2,500,000           Medford, OR Hospital Facilities Authority, (Rogue
                           Valley Manor), SAVRs (Series 2002), (Radian Asset
                           Assurance INS), 3.300%, 4/19/2006                          2,500,000
                               Pennsylvania--2.3%
       4,600,000           Philadelphia, PA Authority for Industrial
                           Development Daily VRDNs (Newcourtland Elder
                           Services)/(PNC Bank, N.A. LOC), 3.120%, 4/3/2006           4,600,000
       1,100,000           Philadelphia, PA Hospitals & Higher Education
                           Facilities Authority, (Series 2002-A) Daily VRDNs
                           (Children's Hospital of Philadelphia)/(JPMorgan
                           Chase Bank, N.A. and WestLB AG (GTD) LIQs),
                           3.140%, 4/3/2006                                           1,100,000
                               TOTAL                                                  5,700,000
                           Tennessee--0.4%
       1,000,000           Sevier County, TN Public Building Authority,
                           (Series IV-E-3) Daily VRDNs (Union City, TN)/
                        ------------------------------------------------------
                           (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ),
                           3.190%, 4/3/2006                                           1,000,000
                           Texas--2.1%
       5,000,000           Harris County, TX HFDC, (Series 2005B), Daily
                           VRDNs (Methodist Hospital, Harris County, TX),
                           3.170%, 4/3/2006                                           5,000,000
                           Utah--0.9%
       2,300,000           Weber County, UT, (Series 2000C), Daily VRDNs (IHC
                           Health Services, Inc.), 3.180%, 4/3/2006                   2,300,000
                               TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST
                           $53,315,000)                                              53,315,000
                               TOTAL MUNICIPAL INVESTMENTS - 100.4%

                        ======================================================
                               (IDENTIFIED COST $246,370,398)(3)                     245,248,454
                               OTHER ASSETS AND LIABILITIES - NET - (0.4)%           (1,082,540)
                               TOTAL NET ASSETS - 100%                         $     244,165,914

==============================================================================
      Securities that are subject to the federal alternative minimum tax (AMT) represent 7.6% of the portfolio as calculated based upon total portfolio market value.


     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $5,086,212 which represents 2.1% of total net assets.
     2 Current rate and next reset date shown for Variable Rate Demand Notes.
     3 The cost of investments for federal tax purposes amounts to $246,367,629. The net unrealized depreciation of investments for federal tax purposes was $1,119,175. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $349,763 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,468,938.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2006, is as follows:

Security                                    Acquisition Date    Acquisition Cost
Florida State Department of                   2/27/2004           $2,000,000
of Corrections, Custodial
Receipts, 3.00%, 9/10/2009
Gilliam County, OR Solid Waste
Disposal, Solid Waste Disposal
Revenue Bonds, 3.625% TOBs
(Waste Management, Inc.),
Mandatory Tender 5/1/2006                      4/28/2005           $1,000,000
Missouri State HEFA, (Series 2005E),           4/28/2005           $1,130,360
4.75% RANs
(Rockhurst University), 4/25/2006

------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
COP         --Certificates of Participation
CSD         --Central School District
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
PSFG        --Permanent School Fund Guarantee
RANs        --Revenue Anticipation Notes
SAVRs       --Select Auction Variable Rates
SFM         --Single Family Mortgage
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Short-Term Municipal Trust

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ John B. Fisher
            John B. Fisher, Principal Executive Officer


Date        May 22, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        May 22, 2006